Derivative Instruments And Hedging Activities (Notional Values Of Derivative Contracts Designated And Not Designated As Hedging Instruments) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Designated as Hedging Instrument | Natural Gas
Derivative contracts designated as hedging instruments	$ 1.1	$ 3.8
Designated as Hedging Instrument | Other Commodities
Derivative contracts designated as hedging instruments	7.6	0
Designated as Hedging Instrument | Foreign Currency
Derivative contracts designated as hedging instruments	19.4	20.7
Designated as Hedging Instrument | Interest Rate Contract
Derivative contracts designated as hedging instruments	0	150.0
Designated as Hedging Instrument | Interest Rate Swaps
Derivative contracts designated as hedging instruments	550.0	350.0
Designated as Hedging Instrument | Equity Forwards
Derivative contracts designated as hedging instruments	21.7	18.0
Not Designated As Hedging Instrument | Natural Gas
Derivative contracts not designated as hedging instruments	0	7.7
Not Designated As Hedging Instrument | Other Commodities
Derivative contracts not designated as hedging instruments	0	12.7
Not Designated As Hedging Instrument | Equity Forwards
Derivative contracts not designated as hedging instruments	$ 50.0	$ 24.0